UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   August 10, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $63,946
List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M Company                     COM          88579Y101    393     4978  SH        Sole                  4978
Central Europe Distribution Co COM          153435102    428    20000  SH        Sole                 20000
Cisco Systems Inc.             COM          17275R102    727    34100  SH        Sole                 34100
Dow Chemical                   COM          260543103    694    29253  SH        Sole                 29253
Encana Corp                    COM          292505104    273     9000  SH        Sole                  9000
Exxon Mobil                    COM          30231G102    373     6533  SH        Sole                  6533
Fifth Third Bancorp            COM          316773100    509    41400  SH        Sole                 41400
First Trust Natural Gas ETF    COM          33734J102   1059    69700  SH        Sole                 69700
Freeport-McMoran               COM          35671D857    727    12300  SH        Sole                 12300
General Electric               COM          369604103    630    43663  SH        Sole                 43663
Goldman Sachs Group            COM          38141G104    433     3300  SH        Sole                  3300
IShares FTSE/Xinhua China 25   COM          464287184   1135    29000  SH        Sole                 29000
IShares MSCI Brazil Index      COM          464286400   3823    61700  SH        Sole                 61700
IShares MSCI Canada Index      COM          464286509   1906    76800  SH        Sole                 76800
IShares MSCI EAFE              COM          464287465   5842   125600  SH        Sole                125600
IShares MSCI Emerging Markets  COM          464287234   6434   172400  SH        Sole                172400
IShares Russell 2000           COM          464287655  11190   183200  SH        Sole                183200
IShares S&P Latin America      COM          464287390    746    18000  SH        Sole                 18000
Intel Corp.                    COM          458140100    438    22512  SH        Sole                 22512
International Paper            COM          460146103    631    27900  SH        Sole                 27900
JP Morgan Chase                COM          46625H100    377    10300  SH        Sole                 10300
Masco Corp.                    COM          574599106   2851   265000  SH        Sole                265000
Microsoft Corp.                COM          594918104    518    22500  SH        Sole                 22500
Oil Service HOLDRS             COM          678002106   6161    65100  SH        Sole                 65100
PowerShares QQQ Trust          COM          73935A104   5971   139800  SH        Sole                139800
Regional Bank HOLDRS           COM          75902E100    849    11600  SH        Sole                 11600
S&P Oil & Gas Explrtn & Prdctn COM          78464A730    971    24900  SH        Sole                 24900
SPDR S&P 500 ETF               COM          78462F103   3375    32700  SH        Sole                 32700
Semiconductor HOLDRS           COM          816636203   1612    62200  SH        Sole                 62200
Terex Corp                     COM          880779103    395    21100  SH        Sole                 21100
Textron                        COM          883203101    407    24000  SH        Sole                 24000
TriMas Corp                    COM          896215209   1747   154500  SH        Sole                154500
Wells Fargo                    COM          949746101    320    12500  SH        Sole                 12500